Discontinued Operations (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 06, 2015	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Discontinued operations
Earnings from discontinued operations, net of taxes		$ 836	$ 2,089	$ 2,653
Operating results of discontinued operations
Earnings from discontinued operations, net of taxes		836	2,089	2,653
Separation costs		1,300
Major components of assets and liabilities included in distribution
Total current assets of discontinued operations		30,592	21,560
Total current liabilities of discontinued operations		21,521	19,893
Spinoff | Hewlett-Packard Enterprise
Discontinued operations
Cash transferred/received	$ 526
Earnings from discontinued operations, net of taxes		836	2,089	2,653
Operating results of discontinued operations
Net revenue		51,892	54,803	57,025
Cost of sales		37,072	39,408	41,626
Expenses		13,269	12,466	11,784
Interest and other, net		351	235	160
Earnings from discontinued operations before taxes		1,200	2,694	3,455
Provision for taxes		(364)	(605)	(802)
Earnings from discontinued operations, net of taxes		836	2,089	2,653
Significant non-cash items and capital expenditures
Depreciation and amortization		3,657	3,861	4,052
Purchases of property, plant and equipment		3,020	3,228	$ 2,241
Major components of assets and liabilities included in distribution
Cash and cash equivalents		9,849	2,196
Accounts receivable		8,538	8,487
Financing receivables		2,918	2,945
Inventory		2,197	1,884
Other current assets		7,090	6,048
Total current assets of discontinued operations		30,592	21,560
Property, plant and equipment		9,598	8,543
Goodwill		27,261	25,448
Long-term financing receivables and other assets		9,472	8,246
Total non-current assets of discontinued operations		46,331	42,237
Notes payable and short-term borrowings		691	892
Accounts payable		5,762	4,774
Employee compensation and benefits		2,861	2,737
Taxes on earnings		587	909
Deferred revenue		5,148	5,144
Other accrued liabilities		6,472	5,437
Total current liabilities of discontinued operations		21,521	19,893
Long-term debt		15,103	476
Other liabilities		7,346	7,770
Total non-current liabilities of discontinued operations		$ 22,449	$ 8,246